Business Combinations (Tables)	12 Months Ended
Dec. 31, 2025
Business Combinations [Abstract]
Schedule of Fair Values of the Identifiable Assets and Liabilities

The fair values of the identifiable assets and liabilities of MicroSort, as at the date of acquisition were as follows:

Fair value recognized on acquisition
Intangible Asset – intellectual property and trademark	3,495,335
Liabilities assumed	-
Total identifiable net assets at fair value	3,495,335

Cash consideration	(750,000)
Share consideration	(257,500)
Bargain purchase gain	2,487,835
Fair value recognized on acquisition
Intangible assets - patented Technology	17,900,000
Nodexus NX One Unit	1,530,000
Catridges for Nodexus NX	16,000
Nodexus.com domain and hosting access	20,000
Liabilities assumed	-
Total identifiable net assets at fair value	19,466,000

Cash consideration	(300,000)
Bargain purchase gain	19,166,000